Stock Warrants (Details) - Schedule of Company’s Warrant Activity - $ / shares	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Warrant [Member]
Class of Warrant or Right [Line Items]
Number of Warrants, outstanding beginning	1,530,001	1,360	1,360	4,141
Weighted average exercise price, outstanding beginning	$ 4
Number of Warrants, Granted		128,476	1,541,937	1,891
Number of Warrants, Exercised	(35,000)	(8,295)	(10,296)	(4,672)
Number of Warrants, Canceled			(3,000)
Number of Warrants, outstanding Ending			1,530,001	1,360
Weighted Average Exercise Price, outstanding ending	$ 4		$ 4
Weighted Average Exercise Price [Member]
Class of Warrant or Right [Line Items]
Weighted average exercise price, outstanding beginning	38.07	$ 4	4	$ 4
Weighted Average Exercise Price, Granted		427	38.57	4
Weighted Average Exercise Price, Exercised		$ 0.2	47.97	4
Weighted- Average Exercise Price, Canceled			246
Weighted Average Exercise Price, outstanding ending			$ 38.07	$ 4